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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
           (FORMERLY NAMED: KAIM NON-TRADITIONAL, L.P.)
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

      Richard A. Kayne      Los Angeles, California      February 11, 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                  (FORMERLY NAMED: KAIM NON-TRADITIONAL, L.P.)
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  25

Form 13F Information Table Value Total:            $191,801
                                                   (thousands)

List of Other Included Managers:

NONE


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                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.

                   (FORMERLY NAMED: KAIM NON-TRADITIONAL, L.P.

                           FORM 13F INFORMATION TABLE

                                                                                                                     COLUMN 8
       COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5                COLUMN 6   COLUMN 7     VOTING AUTHORITY
                              TITLE                    VALUE    SHARES or         PUT/  INVESTMENT   OTHER    ---------------------
    NAME OF ISSUER           OF CLASS       CUSIP     (X 1000)   PRN AMT   SH/PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
    --------------        --------------   ---------  --------  ---------  ------ ----  ----------  --------  --------- ------ ----
Atlantic Richfield Co           COM        048825103      865      10,000    SH            Sole                  10,000   --    --
Best Buy Inc                    COM        086516101      753      15,000    SH            Sole                  15,000   --    --
Big Dog Hldgs Inc               COM        089128102    1,792     258,300    SH            Sole                 258,300   --    --
CVB Finl Corp                   COM        126600105      380      16,425    SH            Sole                  16,425   --    --
Cannondale Corp                 COM        137798104    4,005     613,153    SH            Sole                 613,153   --    --
Capital Automotive REIT   COM SH BEN INT   139733109    1,565     128,400    SH            Sole                 128,400   --    --
Center Tr Inc                   COM        151845104      254      26,200    SH            Sole                  26,200   --    --
Chevron Corporation             COM        166751107      866      10,000    SH            Sole                  10,000   --    --
Credit Suisse Asset
  Mgmt Strat                    COM        224918102      315      47,553    SH            Sole                  47,553   --    --
Cross Timbers Oil Co            COM        227573102      181      20,000    SH            Sole                  20,000   --    --
Day Runner Inc                  COM        239545106    5,343   1,367,883    SH            Sole               1,367,883   --    --
Foremost Corp of Amer           COM        345469100   56,355   1,986,065    SH            Sole               1,986,065   --    --
Glacier Water Svcs Inc          COM        376395109   20,814   1,280,846    SH            Sole               1,280,846   --    --
Meridian Resource Corp          COM        58977Q109    9,186   2,999,061    SH            Sole               2,999,061   --    --
Mexico Fd Inc                   COM        592835102      608      35,000    SH            Sole                  35,000   --    --
Navigators Group Inc            COM        638904102    2,346     242,439    SH            Sole                 242,439   --    --
Plains All Amern
  Pipeline L P            UNIT LTD PARTN   726503105    7,907     608,200    SH            Sole                 608,200   --    --
Plains Res Inc             COM PAR $0.10   726540503   32,618   2,609,411    SH            Sole               2,609,411   --    --
Putnam Master Inter
  Income Tr                 SH BEN INT     746909100      445      75,000    SH            Sole                  75,000   --    --
Right Start Inc               COM NEW      766574206   40,867   1,946,050    SH            Sole               1,946,050   --    --
TC Pipelines LP           UT COM LTD PRT   87233Q108    2,267     160,500    SH            Sole                 160,500   --    --
TAM Restaurants Inc             COM        874835101      736     420,582    SH            Sole                 420,582   --    --
Templeton Global Govt
  Incom Fd                  SH BEN INT     879929107      538      91,600    SH            Sole                  91,600   --    --
Ugly Duckling Corp              COM        903512101      734     106,800    SH            Sole                 106,800   --    --
XCL Ltd Del                     COM        983701103       61     245,020    SH            Sole                 245,020   --    --


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